UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05415
Morgan Stanley Global Infrastructure Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: December 31, 2009
Date of reporting period: June 30, 2009

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Global Infrastructure Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended June 30, 2009

Total Return for the 6 Months Ended June 30, 2009

S&P 500®
Utilities
					Index/S&P	S&P
					Global	Global
					Infrastructure	BMI
Class A	Class B	Class C	Class I	Class Q	Index[1]	Index[2]
0.84%	0.47%	0.47%	0.84%	0.83%	2.22%	10.98%

The performance of the Fund’s five share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The economy continued to show signs of weakness in the first quarter of 2009, as manufacturing activity and home prices continued to decline and job losses mounted. However, the contraction in growth moderated somewhat. The gross domestic product (GDP) annualized growth rate reported during the period showed a decline of 5.5 percent in the first quarter of the year versus a 6.3 percent decline in the fourth quarter of 2008. Global governments continued to intervene with a wide range of monetary and fiscal policies aimed at easing pressures in the financial markets. By March it appeared these efforts were beginning to have an impact as credit conditions improved. At the same time, corporate, economic and policy news became more positive. Against this backdrop, the market rallied from early March through the end of the reporting period as investor sentiment and risk appetite improved.

For the six-month period ended June 30, 2009, the global equity market was up 10.98 percent, as measured by the S&P Global BMI Index. The infrastructure market gained as well, returning 2.22 percent for the same period, as measured by the S&P Global Infrastructure Index. Of the three major components of the S&P Global Infrastructure Index, transportation infrastructure and energy returned 9.9 percent and 8.4 percent, respectively, while utilities lost 7.6 percent.

Performance Analysis

All share classes of Morgan Stanley Global Infrastructure Fund underperformed the S&P 500® Utilities Index/S&P Global Infrastructure Index (the “Index”) and the S&P Global BMI Index for the six months ended June 30, 2009, assuming no deduction of applicable sales charges.

Relative to the Index, the largest detractor from the Fund’s performance was security selection in oil and gas storage and transportation. An underweight in transportation infrastructure was also disadvantageous to performance as this was the best performing sector in the Index for the period.

Other positions, however, contributed positively to relative performance. An underweight in electric utilities, coupled with strong security selection in the sector, added to relative gains as did security selection and an overweight in independent power producers. The portfolio’s exposure to construction and engineering, a sector not represented in the Index, was also beneficial as the sector performed well during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 06/30/09
Atlantia S.p.A.	4.2%
Williams Companies, Inc. (The)	4.0
Abertis Infraestructuras S.A	3.8
RWE AG	3.5
Enbridge Inc.	2.9
E.ON AG	2.9
Kamigumi Co., Ltd.	2.8
TransCanada Corporation	2.5
Transurban Group	2.4
Kansai Electric Power Co., Inc. (The)	2.2

TOP FIVE COUNTRIES as of 06/30/09
United States	21.1%
Japan	9.8
Italy	9.3
Spain	7.9
Germany	7.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company will be considered to be in the infrastructure business if it derives at least 50 percent of its revenues or earnings from, or devotes at least 50 percent of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business may be involved in, among other areas, the generation, transmission and distribution of electric energy; the storage, transportation and distribution of natural resources, such as natural gas, used to produce energy; alternative energy sources; the building, operation and maintenance of highways, toll roads, tunnels, bridges and parking lots; the building, operation and maintenance of airports and ports, railroads and mass transit systems; telecommunications, including wireless and cable networks; water treatment and distribution; other public services such as health care and education; and other emerging infrastructure sectors. The Fund may invest up to 100 percent of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund invests at least 40 percent of its assets in the securities of issuers located outside of the United States.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended June 30, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††	Class Q Shares	†††
	(since 07/28/97)		(since 04/29/88)		(since 07/28/97)		(since 07/28/97)		(since 04/29/88)
Symbol	UTLAX		UTLBX		UTLCX		UTLDX		UTLQX
1 Year	–28.88%[3]		–29.43%[3]		–29.43%[3]		–28.77%[3]		–28.96%[3]
	–32.61	[4]	–31.26	[4]	–29.80	[4]	—		–30.79	[4]

5 Years	5.55	[3]	5.14	[3]	4.76	[3]	5.78	[3]	5.57	[3]
	4.42	[4]	4.99	[4]	4.76	[4]	—		5.41	[4]

10 Years	1.14	[3]	0.81	[3]	0.39	[3]	1.38	[3]	0.85	[3]
	0.60	[4]	0.81	[4]	0.39	[4]	—		0.85	[4]

Since Inception	4.61	[3]	6.97	[3]	3.83	[3]	4.85	[3]	6.97	[3]
	4.14	[4]	6.97	[4]	3.83	[4]	—		6.97	[4]
Gross Expense Ratio	1.03		1.79		1.73		0.79		1.02

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class I, and Class Q shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion beginning December 31, 2006. Prior to December 31, 2006, the conversion feature was suspended because the annual total operating expense ratio of Class B was lower than that of Class A.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class I has no sales charge.
†††	The maximum contingent deferred sales charge (CDSC) for Class Q is 5.0%. The CDSC declines to 0% after six years.
Class B commenced operations on April 29, 1988. On December 8, 2006, all then-existing Class B shares of the Fund (Pre-Conversion Class B) were converted into Class Q shares. Because the Pre-Conversion Class B shares were subject to the same level of fees and expenses applied to Class B shares, historical performance information prior to the conversion date has been restated for Class Q shares to reflect this information. Performance information for Class B shares prior to December 8, 2006 reflects the performance of the Pre-Conversion Class B shares.
(1)	The S&P 500® Utilities Index/S&P Global Infrastructure Index is a custom index represented by the performance of the S&P 500® Utilities Index for periods from the Fund’s inception to and including November 5, 2008 (the date the Fund completed implementation of the change to its principal investment strategy), and the performance of the S&P Global Infrastructure Index for periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Standard & Poor’s Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Report, there are approximately 11,000 index members representing 25 developed and 21 emerging market countries. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/09 – 06/30/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			01/01/09 –
	01/01/09	06/30/09	06/30/09
Class A
Actual (0.84% return)	$1,000.00	$1,008.40	$6.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.45	$6.41
Class B
Actual (0.47% return)	$1,000.00	$1,004.70	$10.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.73	$10.14
Class C
Actual (0.47% return)	$1,000.00	$1,004.70	$10.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.73	$10.14
Class I
Actual (0.84% return)	$1,000.00	$1,008.40	$5.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.69	$5.16
Class Q
Actual (0.83% return)	$1,000.00	$1,008.30	$6.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.31

@	Expenses are equal to the Fund’s annualized expense ratios of 1.28%, 2.03%, 2.03%, 1.03% and 1.26% for Class A, Class B, Class C, Class I and Class Q shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the Fund’s management fee and total expense ratio were lower than the peer group average. After discussion, the Board concluded that the Fund’s management fee and total expense ratio were competitive with the peer group average, and that the Fund’s performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considers other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments - June 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.7%)
	Australia (e)(5.5%)
	Electric Utilities
922,753	SP Ausnet	$570,952

	Investment Trusts/Mutual Funds
3,277,358	Macquarie Infrastructure Group (Stapled Securities) (b)(d)	3,763,950

	Other Transportation
2,841,046	ConnectEast Group (Stapled Securities) (b)	694,319
3,954,953	Macquarie Airports (Stapled Securities) (b)	7,223,791
2,905,404	Transurban Group (Stapled Securities) (b)(c)(d)	9,675,871

		17,593,981

	Total Australia	21,928,883

	Belgium (e)(0.4%)
	Major Telecommunications
52,957	Belgacom S.A.	1,692,995

	Shipping
209	Euronav S.A.	3,894

	Total Belgium	1,696,889

	Bermuda (e)(1.5%)
	Marine Shipping
541	Ship Finance International Ltd. (c)(f)	5,967

	Other Transportation
527,367	Cosco Pacific Ltd. (g)	591,844

	Shipping
222,124	Frontline Ltd. (c)(h)	5,495,212

	Total Bermuda	6,093,023

	Brazil (1.9%)
	Other Transportation
480,650	Companhia de Concessoes Rodoviarias (f)	7,591,793

	Water Utilities
65	Companhia de Saneamento Basico do Estado de San Paulo (ADR) (f)	1,949

	Total Brazil	7,593,742

	Canada (5.8%)
	Electric Utilities
16,500	Canadian Utilities Limited (Class A) (f)	538,344

	Gas Distributors
369,208	TransCanada Corporation (c)(f)	9,941,619

	Investment Trusts/Mutual Funds
7,789	Pembina Pipeline Income Fund (d)(f)	99,510
46,315	Pembina Pipeline Income Fund (d)(f)	591,704

		691,214

	Natural Gas – Pipelines
32,213	AltaGas Income Trust (d)(f)	444,499

	Oil & Gas Pipelines
339,887	Enbridge Inc. (c)(f)	11,793,698

	Total Canada	23,409,374

	Cayman Islands (e)(1.1%)
	Building Products
3,063,428	China Shanshui Cement Group (g)	2,113,567

	Major Telecommunications
4,938,000	Hutchison Telecommunications International Ltd. (g)	1,158,000

	Other Transportation
2,136,000	Hopewell Highway Infrastructure Ltd. (g)	1,198,866

	Total Cayman Islands	4,470,433

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments - June 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Chile (0.0%)
	Electric Utilities
100	Empresa Nacional de Electricidad S.A. (ADR) (f)	$4,979
294	Enersis S.A. (ADR) (f)	5,430

	Total Chile	10,409

	China (e)(3.9%)
	Construction Materials
306,000	China National Building Materials Company Ltd. (H Shares) (g)	590,984

	Electric Utilities
6,000	Datang International Power Generation Co., Ltd. (H Shares)	3,627
140	Huaneng Power International, Inc. (ADR) (a)(c)(f)	3,930

		7,557

	Engineering
920,749	China National Materials Company Ltd. (H Shares) (g)	756,775

	Major Telecommunications
2,794,363	China Telecom Corp. Ltd. (H Shares) (g)	1,381,640

	Manufacturers
1,049,256	Dongfang Electric Corporation Limited (H Shares) (g)	3,731,697

	Other Transportation
900,233	Beijing Capital International Airport Co., Ltd. (H Shares) (g)	629,068
1,295,854	Jiangsu Expressway Co., Ltd. (H Shares) (g)	949,404
9,678,388	Zhejiang Expressway Co., Ltd. (H Shares) (g)	7,644,983

		9,223,455

	Total China	15,692,108

	Czech Republic (e)(0.1%)
	Electric Utilities
13,327	CEZ AS	600,546

	France (e)(5.8%)
	Electric Utilities
121,578	Electricite de France (EDF) (c)	5,928,665

	Engineering & Construction
29,560	Vinci S.A.	1,326,667

	Environmental Services
60,457	Suez Environnement SA	1,060,201

	Gas Distributors
215,053	GDF Suez (c)	8,033,946

	Industrial Conglomerates
22,100	Alstom S.A.	1,308,028

	Major Telecommunications
25,682	France Telecom SA	583,505

	Other Transportation
36,654	Aeroports de Paris (ADP) (c)	2,689,886

	Railroads
71,761	Groupe Eurotunnel SA (Registered Shares) (c)	407,673

	Transportation
30,355	Societe des Autoroutes Paris-Rhin-Rhone	2,067,306

	Total France	23,405,877

	Germany (e)(7.5%)
	Construction
19,576	Bauer AG	700,615

	Electric Utilities
322,027	E.ON AG	11,430,218
176,680	RWE AG	13,948,003

		25,378,221

	Other Transportation
48,859	Fraport AG (c)	2,094,661

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments - June 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
45,566	Hamburger Hafen und Logistik AG	$1,759,178

		3,853,839

	Total Germany	29,932,675

	Greece (e)(0.1%)
	Construction Materials
16,088	Titan Cement Company S.A.	423,670

	Hong Kong (e)(1.3%)
	Electric Utilities
2,000	China Resources Power Holdings Co., Ltd.	4,427
220,096	CLP Holdings Ltd.	1,460,016

		1,464,443

	Other Transportation
1,270,417	China Merchants Holdings International Co., Ltd.	3,652,550

	Total Hong Kong	5,116,993

	Italy (e)(9.3%)
	Construction
53,797	Impregilo S.p.A.	614,780

	Electric Utilities
1,791,816	Enel S.p.A. (c)	8,729,187
312,518	Terna Rete Elettrica Nationale S.p.A. (c)	1,042,328

		9,771,515

	Engineering & Construction
343,479	Ansaldo STS S.p.A.	6,335,252

	Industrial Conglomerates
970,998	Gemina S.p.A. (a)	716,586

	Investment Managers
76,585	Societa Iniziative Autostradali e Servizi S.p.A.	534,646

	Other Transportation
834,893	Atlantia S.p.A.	16,896,764

	Specialty Telecommunications
31,015	Fastweb (a)	725,671

	Utilities
611,324	A2A S.p.A.	1,118,056
39,542	ACEA S.p.A.	483,168

		1,601,224

	Total Italy	37,196,438

	Japan (e)(9.8%)
	Construction
57,000	Toshiba Plant Systems & Services Corporation	645,240

	Electric Utilities
65,754	Electric Power Development Co., Ltd.	1,863,410
400,162	Kansai Electric Power Co., Inc. (The) (c)	8,830,829
49,400	Tohoku Electric Power Co., Inc.	1,032,512
41,221	Tokyo Electric Power Co., Inc. (The) (c)	1,059,545

		12,786,296

	Engineering & Construction
119,000	Comsys Holdings Corp.	1,315,305
89,000	Kinden Corp.	779,813
873,000	Nishimatsu Construction Co., Ltd.	1,351,181
174,000	Toda Corp.	708,929

		4,155,228

	Gas Distributors
316,000	Osaka Gas Co., Ltd.	1,008,565

	Major Telecommunications
80,972	Nippon Telegraph & Telephone Corporation	3,294,582

	Marine Shipping
1,326,398	Kamigumi Co., Ltd.	11,165,566

	Other Transportation
85,246	Japan Airport Terminal Co., Ltd. (c)	1,031,465
167,266	Mitsubishi Logistics Corporation	1,843,671

		2,875,136

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments - June 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Warehouse
189,000	Sumitomo Warehouse Co., Ltd. (The)	$851,189

	Wireless Telecommunications
315	KDDI Corporation	1,670,055
398	NTT DoCoMo, Inc.	581,293

		2,251,348

	Total Japan	39,033,150

	Malaysia (e)(2.0%)
	Electric Utilities
2,354,539	Tenaga Nasional Berhad	5,107,083

	Major Telecommunications
3,691,800	Telekom Malaysia Berhad	3,075,338

	Other Transportation
12	Plus Expressways Berhad	11

	Total Malaysia	8,182,432

	Marshall Island (0.1%)
	Marine Shipping
11,641	Teekay Corporation (f)	244,810

	Mexico (1.1%)
	Other Transportation
44,642	Grupo Aeroportuario del Pacifico SAB de CV (ADR) (B Shares) (f)	1,145,514
835,904	Grupo Aeroportuario del Pacifico SAB de CV (B Shares) (f)	2,134,155
24,271	Grupo Aeroportuario del Sureste SAB de C.V. (ADR) (B Shares) (c)(f)	946,569

	Total Mexico	4,226,238

	Netherlands (e)(3.4%)
	Major Telecommunications
42,785	Koninklijke (Royal) KPN NV	589,402

	Marine Shipping
107,279	Smit Internationale NV	6,358,539

	Other Transportation
135,321	Koninklijke Vopak NV (c)	6,768,762

	Total Netherlands	13,716,703

	New Zealand (e)(0.3%)
	Investment Trusts/Mutual Funds
553,532	Infratil Ltd.	619,911

	Other Transportation
423,917	Auckland International Airport Limited	439,701

	Total New Zealand	1,059,612

	Portugal (e)(1.2%)
	Electric Utilities
395,442	Energias de Portugal, S.A.	1,551,584

	Other Transportation
465,240	Brisa Auto-Estradas de Portugal S.A.	3,348,988

	Total Portugal	4,900,572

	Singapore (e)(0.4%)
	Major Telecommunications
567,079	Starhub Ltd.	836,779

	Miscellaneous Commercial Services
292,000	SIA Engineering Co.	562,172

	Total Singapore	1,398,951

	South Africa (e)(1.5%)
	Major Telecommunications
1,188,973	Telkom South Africa Limited	5,880,944

	South Korea (e)(0.6%)
	Major Telecommunications
86,810	KT Corp.	2,501,622

	Spain (e)(7.9%)
	Electric Utilities
901,476	Iberdrola S.A. (c)	7,331,475
156,925	Iberdrola Renovables SA	718,178

		8,049,653

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments - June 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Engineering & Construction
242,143	Cintra Concesiones de Infraestructuras de Transporte S.A.	$1,505,900
44,103	Grupo Ferrovial, S.A.	1,419,277
266,333	Obrascon Huarte Lain, S.A.	5,287,809

		8,212,986

	Other Transportation
816,818	Abertis Infraestructuras S.A. (c)	15,385,166

	Total Spain	31,647,805

	Switzerland (e)(0.7%)
	Major Telecommunications
9,541	Swisscom AG (Registered Shares)	2,930,524

	Turkey (e)(0.5%)
	Gas Distributors
826,489	Aygaz A.S	1,933,315

	United Kingdom (e)(3.9%)
	Electric Utilities
190,032	National Grid PLC	1,713,907
111,429	Scottish & Southern Energy PLC	2,092,029

		3,805,936

	Engineering & Construction
316,046	Carillion PLC	1,314,808

	Gas Distributors
999,306	Centrica PLC	3,672,149

	Marine Shipping
63,720	Forth Ports PLC	997,179

	Miscellaneous Commercial Services
1,957,262	BBA Aviation PLC	3,678,238

	Utilities
55,860	Severn Trent PLC	1,007,543

	Water Utilities
122,537	United Utilities Group PLC	1,003,651

	Total United Kingdom	15,479,504

	United States (21.1%)
	Alternative Power Generation
72,337	Ormat Technologies Inc. (c)(f)	2,915,904

	Electric Utilities
732,514	AES Corp. (The) (a)(f)	8,504,488
14,566	American Electric Power Co., Inc. (f)	420,812
87,300	CMS Energy Corp. (f)	1,054,584
121,234	Constellation Energy Group Inc. (f)	3,222,400
137	CPFL Energia SA (ADR) (f)	6,636
20,021	Dominion Resources, Inc. (f)	669,102
50,150	DTE Energy Co. (f)	1,604,800
42,518	Duke Energy Corp. (f)	620,338
6,685	Entergy Corp. (f)	518,221
61,705	Exelon Corp. (f)	3,159,913
11,547	FirstEnergy Corp. (f)	447,446
28,140	FPL Group, Inc. (f)	1,600,040
23,200	ITC Holdings Corp. (c)(f)	1,052,352
176,221	NRG Energy, Inc. (a)(f)	4,574,697
11,800	PG&E Corp. (f)	453,592
135,305	Public Service Enterprise Group Inc. (f)	4,415,002
32,700	SCANA Corp. (f)	1,061,769
44,229	Southern Company (f)	1,378,176

		34,764,368

	Energy
510,554	Spectra Energy Corp. (f)	8,638,574
1,018,823	Williams Companies, Inc. (The) (f)	15,903,827

		24,542,401

	Engineering & Construction
56,560	Dycom Industries, Inc. (a)(f)	626,119
401,838	KBR Inc. (f)	7,409,893
58,748	McDermott International, Inc. (Panama) (a)(f)	1,193,172

		9,229,184

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments - June 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Gas Distributors
29,200	Southern Union Company (f)	$536,988
27,264	UGI Corporation (f)	694,959

		1,231,947

	Major Telecommunications
133,368	Sprint Nextel Corporation (a)(f)	641,500

	Marine Shipping
534	General Maritime Corporation (f)	5,281

	Oil & Gas Pipelines
507,507	El Paso Corporation (f)	4,684,290
1	Kinder Morgan Management, LLC (a)(f)	46

		4,684,336

	Oil & Gas Production
67,501	Energen Corporation (f)	2,693,290

	Shipping
8,851	Nordic American Tanker Shipping Limited (c)(f)	281,639

	Transportation
293	Tsakos Energy Navigation Ltd. (f)	4,729

	Water Utilities
61,700	Aqua America Inc. (f)	1,104,430

	Wireless Telecommunications
45,000	Leap Wireless International, Inc. (a)(c)(f)	1,481,850
27,473	SBA Communications Corporation (a)(f)	674,187

		2,156,037

	Total United States	84,255,046

	Total Common Stocks (Cost $356,947,379)	394,962,288

	Preferred Stocks (1.0%)
	Brazil
	Electric Utilities
400	Companhia Energetica de Minas Gerais (ADR) (f)	5,376
73,930	Eletropaulo Meetropolitana S.A. (B Shares) (f)	1,297,501

		1,302,877

	Energy
277,098	Companhia Engergetica de Sao Paulo (f)	2,746,233

	Total Preferred Stocks (Cost $3,487,705)	4,049,110

NUMBER OF
RIGHTS

	Rights (0.0%)
	Hong Kong (e)
	Electric Utilities
1,000	China Resources Power Holdings Co., Ltd. (cost $0)	426

PRINCIPAL
AMOUNT IN
THOUSANDS

	Short-Term Investments (15.1%)
	Securities held as collateral on Loaned Securities
	Repurchase Agreements (3.3%)
$10,014	Bank of America Securities LLC (0.08% dated 06/30/09, due 07/01/09; proceeds $10,013,548) fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Fannie Mae 6.00% due 04/01/39; valued at $10,213,796	10,013,526

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments - June 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
$3,238	Citigroup (0.59% dated 06/19/09, due 07/01/09; proceeds $3,237,952) fully collateralized by units (each unit represents one share and one warrant) and convertible preferred bond at the date of this Portfolio of Investments as follows: Sports Properties Acquisition Corp., BPW Acquisition Corp., and Vale Capital Limited 5.50%, due 06/15/10, Series RIO; valued at $3,399,794	$3,237,899

	Total Repurchase Agreements (Cost $13,251,425)	13,251,425

NUMBER OF
SHARES (000)

	Investment Company (i) (11.8%)
47,277	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $47,276,776)	47,276,776

	Total Short Term Investments (Cost $60,528,201)	60,528,201

Total Investments (Cost $420,963,285) (j)(k)	114.8%	459,540,025
Liabilities in Excess of Other Assets	(14.8)	(59,220,965)

Net Assets	100.0%	$400,319,060

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Comprised of securities in separate entities that are traded as a single stapled security.
(c)	All or a portion of this security was on loan at June 30, 2009.
(d)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(e)	Securities with total market value equal to $275,213,198 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 9.
(f)	Security noted was not fair valued in accordance with (e) above.
(g)	Security trades on the Hong Kong exchange.
(h)	Security trades on the Norwegian exchange.
(i)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.
(j)	Securities have been designated as collateral in connection with open forward foreign currency and futures contracts.
(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $41,440,389 and the aggregate gross unrealized depreciation is $2,863,649, resulting in net unrealized apprecation of $38,576,740.

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments - June 30, 2009 (unaudited) continued

Forward Foreign Currency Contracts Open at June 30, 2009:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
EUR	2,724		$3,838	07/01/2009	$17
EUR	782,111		$1,098,827	07/01/2009	1,635
GBP	412,198		$681,981	07/01/2009	3,835
	$274,930	JPY	26,156,822	07/01/2009	(3,410)
JPY	367,942,685		$3,856,235	07/01/2009	36,827
	$1,938,496	NOK	12,513,376	07/01/2009	7,552
	$240,420	ZAR	1,940,356	07/01/2009	11,207
	$238,515	HKD	1,848,502	07/02/2009	—
	$1,172,830	ZAR	9,281,486	07/02/2009	30,799
AUD	405,444		$323,816	07/16/2009	(2,484)
	$1,500,056	AUD	1,862,821	07/16/2009	(861)
CAD	3,659,952		$3,236,633	07/16/2009	89,817
	$2,726,952	CAD	3,139,159	07/16/2009	(27,913)
EUR	3,845,609		$5,340,475	07/16/2009	(54,571)
	$1,934,426	EUR	1,374,644	07/16/2009	(5,924)
	$1,587,291	GBP	965,670	07/16/2009	1,416
GBP	2,286,341		$3,775,549	07/16/2009	14,092
	$2,794,066	HKD	21,649,679	07/16/2009	(200)
HKD	9,917,463		$1,279,793	07/16/2009	(44)
JPY	371,724,485		$3,845,691	07/16/2009	(13,691)
	$1,653,183	JPY	157,343,318	07/16/2009	(19,586)
NOK	112,507		$17,524	07/16/2009	35
	$516,108	NOK	3,333,709	07/16/2009	2,116
	$273,448	NZD	430,661	07/16/2009	4,161
	$37,461	NZD	58,131	07/16/2009	11
	$8,973,004	AUD	11,249,653	07/17/2009	79,945
AUD	3,359,424		$2,678,469	07/17/2009	(24,965)
BRL	10,168,863		$5,213,465	07/17/2009	41,006
BRL	5,639,625		$2,849,015	07/17/2009	(19,617)
	$10,424,558	CAD	11,733,101	07/17/2009	(336,420)
CZK	12,169,887		$629,104	07/17/2009	(28,318)
	$651,186	CZK	12,169,887	07/17/2009	6,235
	$2,435,832	EUR	1,755,934	07/17/2009	27,585
	$979,870	GBP	597,045	07/17/2009	2,379
	$4,549,129	GBP	2,789,097	07/17/2009	39,452
HKD	60,420,654		$7,797,723	07/17/2009	435
	$7,775,446	HKD	60,252,320	07/17/2009	118
JPY	417,750,676		$4,317,725	07/17/2009	(19,572)
JPY	146,899,810		$1,525,439	07/17/2009	252
KRW	3,924,937,214		$3,103,944	07/17/2009	19,746
	$560,712	KRW	721,076,010	07/17/2009	5,906
MXN	32,216,165		$2,401,011	07/17/2009	(39,103)
MYR	9,094,531		$2,573,730	07/17/2009	(11,945)
MYR	19,197,905		$5,423,137	07/17/2009	(35,037)
	$1,197,428	NOK	7,707,782	07/17/2009	709
NOK	36,758,242		$5,686,301	07/17/2009	(27,587)
	$1,630,499	NZD	2,575,217	07/17/2009	29,409
TRY	1,487,644		$955,363	07/17/2009	(5,908)
TRY	1,322,280		$847,235	07/17/2009	(7,182)
ZAR	30,335,239		$3,769,640	07/17/2009	(149,767)
ZAR	13,852,607		$1,710,986	07/17/2009	(78,814)

		Net Unrealized Depreciation			$(456,222)

Currency Abbreviations:

AUD	Australian Dollar.
BRL	Brazilian Real.
GBP	British Pound.
CAD	Canadian Dollar.
CZK	Czech Koruna.
EUR	Euro.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
MYR	Malaysian Ringgit.
MXN	Mexican New Peso.
TRY	New Turkish Lira.
NZD	New Zealand Dollar.
NOK	Norwegian Krone.
ZAR	South African Rand.
KRW	South Korean Won.

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund
Summary of Investments - June 30, 2009 (unaudited)

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS
Electric Utilities	$111,638,875		28.0%
Other Transportation	96,336,980		24.1
Engineering & Construction	30,574,125		7.7
Energy	27,288,634		6.8
Gas Distributors	25,821,541		6.5
Major Telecommunications	24,566,831		6.2
Marine Shipping	18,777,342		4.7
Oil & Gas Pipelines	16,478,034		4.1
Shipping	5,780,745		1.4
Investment Trusts/Mutual Funds	5,075,075		1.3
Wireless Telecommunications	4,407,385		1.1
Miscellaneous Commercial Services	4,240,410		1.1
Manufacturers	3,731,697		0.9
Alternative Power Generation	2,915,904		0.7
Oil & Gas Production	2,693,290		0.7
Utilities	2,608,767		0.7
Building Products	2,113,567		0.5
Water Utilities	2,110,030		0.5
Transportation	2,072,035		0.5
Industrial Conglomerates	2,024,614		0.5
Construction	1,960,635		0.5
Environmental Services	1,060,201		0.3
Construction Materials	1,014,654		0.3
Warehouse	851,189		0.2
Engineering	756,775		0.2
Specialty Telecommunications	725,671		0.2
Investment Managers	534,646		0.1
Natural Gas – Pipelines	444,499		0.1
Railroads	407,673		0.1

	$399,011,824	∧	100.0%

∧	Does not include open forward foreign currency contracts with net unrealized depreciation of $456,222, also does not reflect the value of securities held as collateral on loaned sercurities.

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund
Financial Statements

Statement of Assets and Liabilities
June 30, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $370,448,610)(including $57,892,104 of securities loaned)	$409,025,350
Investment in affiliate, at value (cost $50,514,675)	50,514,675
Unrealized appreciation on open forward foreign currency contracts	456,697
Receivable for:
Investments sold	9,118,898
Dividends	1,971,689
Foreign withholding taxes reclaimed	208,371
Shares of beneficial interest sold	68,675
Dividends from affiliate	421
Prepaid expenses and other assets	124,579
Receivable from Investment Adviser	590

Total Assets	471,489,945

Liabilities:
Collateral on securities loaned at value	60,528,201
Unrealized depreciation on open forward foreign currency contracts	912,919
Payable for:
Investments purchased	6,828,358
Shares of beneficial interest redeemed	689,221
Investment advisory fee	200,722
Distribution fee	97,880
Transfer agent fee	63,706
Administration fee	28,238
Payable to bank	1,632,216
Accrued expenses and other payables	189,424

Total Liabilities	71,170,885

Net Assets	$400,319,060

Composition of Net Assets:
Paid-in-capital	$432,277,215
Net unrealized appreciation	38,116,489
Accumulated undistributed net investment income	6,512,059
Accumulated net realized loss	(76,586,703)

Net Assets	$400,319,060

Class A Shares:
Net Assets	$94,111,435
Shares Outstanding (unlimited authorized, $.01 par value)	17,274,146
Net Asset Value Per Share	$5.45

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$5.75

Class B Shares:
Net Assets	$10,348,282
Shares Outstanding (unlimited authorized, $.01 par value)	1,878,034
Net Asset Value Per Share	$5.51

Class C Shares:
Net Assets	$8,608,624
Shares Outstanding (unlimited authorized, $.01 par value)	1,570,123
Net Asset Value Per Share	$5.48

Class I Shares:
Net Assets	$2,086,605
Shares Outstanding (unlimited authorized, $.01 par value)	384,621
Net Asset Value Per Share	$5.43

Class Q Shares:
Net Assets	$285,164,114
Shares Outstanding (unlimited authorized, $.01 par value)	51,626,235
Net Asset Value Per Share	$5.52

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund
Financial Statements continued

Statement of Operations
For the six months ended June 30, 2009 (unaudited)

Net Investment Income:
Income
Dividends (net of $1,072,389 foreign withholding tax)	$11,015,351
Income from securities loaned – net	513,924
Interest	10,445
Dividends from affiliate	2,564

Total Income	11,542,284

Expenses
Investment advisory fee	1,075,514
Transfer agent fees and expenses	335,477
Distribution fee (Class A shares)	108,045
Distribution fee (Class B shares)	56,364
Distribution fee (Class C shares)	32,078
Distribution fee (Class Q shares)	322,331
Custodian fees	153,647
Administration fee	150,949
Shareholder reports and notices	96,421
Professional fees	41,957
Registration fees	32,627
Trustees’ fees and expenses	8,241
Other	43,300

Total Expenses	2,456,951

Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(935)

Net Expenses	2,456,016

Net Investment Income	9,086,268

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(18,916,463)
Forward foreign currency contracts	(562,540)
Foreign currency transactions	138,880

Net Realized Loss	(19,340,123)

Change in Unrealized Appreciation/Depreciation on:
Investments	9,184,423
Forward foreign currency contracts	(537,730)
Foreign currency transactions	(21,244)

Net Change in Unrealized Appreciation/Depreciation	8,625,449

Net Loss	(10,714,674)

Net Decrease	$(1,628,406)

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	JUNE 30, 2009	DECEMBER 31, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$9,086,268	$16,495,622
Net realized gain (loss)	(19,340,123)	198,331,962
Net change in unrealized appreciation/depreciation	8,625,449	(534,153,478)

Net Increase (Decrease)	(1,628,406)	(319,325,894)

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(925,496)	(4,135,467)
Class B shares	(107,350)	(488,276)
Class C shares	(84,431)	(177,690)
Class I shares	(20,465)	(88,741)
Class Q shares	(2,788,251)	(13,823,270)
Net realized gain
Class A shares	—	(46,466,173)
Class B shares	—	(7,216,752)
Class C shares	—	(2,787,204)
Class I shares	—	(950,451)
Class Q shares	—	(152,800,851)

Total Dividends and Distributions	(3,925,993)	(228,934,875)

Net decrease from transactions in shares of beneficial interest	(38,415,146)	(47,742,960)

Net Decrease	(43,969,545)	(596,003,729)
Net Assets:
Beginning of period	444,288,605	1,040,292,334

End of Period (Including accumulated undistributed net investment income of $6,310,322 and $1,351,784, respectively)	$400,319,060	$444,288,605

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund
Notes to Financial Statements - June 30, 2009 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Global Infrastructure Fund (the “Fund”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is both capital appreciation and current income. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The Fund’s Class Q shares are closed to new investments (except dividend reinvestments). The five classes are substantially the same except, most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares, Class C shares and Class Q shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years, one year and six years, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class C shares and Class Q shares incur distribution expenses.

For the period January 1, 2009 to January 20, 2009, the Fund assessed a 2% redemption fee, on Class A shares, Class B shares, Class C shares and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities

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Notes to Financial Statements - June 30, 2009 (unaudited) continued

are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in the interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized

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Notes to Financial Statements - June 30, 2009 (unaudited) continued

foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at June 30, 2009 were $57,892,104 and $60,528,201, respectively. The Fund received cash collateral of $60,528,201, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

F. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Global Infrastructure Fund
Notes to Financial Statements - June 30, 2009 (unaudited) continued

I. Subsequent Events — The Fund considers events or transactions that occur after the date of the statement of assets and liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through August 24, 2009, the date of issuance of these financial statements.
2. Investment Advisory, Sub-Advisory and Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the Fund’s net assets determined at the close of each business day: 0.57% to the portion of the daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.345% to the portion of the daily net assets in excess of $5 billion.

Under the Sub-Advisory Agreement between the Investment Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with investment advisory services, subject to the overall supervision of the Investment Adviser and the Fund’s Officers and Trustees. The Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Investment Adviser receives from the Fund.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the

Morgan Stanley Global Infrastructure Fund
Notes to Financial Statements - June 30, 2009 (unaudited) continued

average daily net assets of Class B shares; (iii) Class C – up to 1.0% of the average daily net assets of Class C shares; and (iv) Class Q – up to 0.26% of the average daily net assets of Class Q shares.

The Distributor has agreed to permanently cap the 12b-1 fee for the Class Q shares at 0.24% of the average daily net assets of Class Q. For the six months ended June 30, 2009, the distribution fee was accrued for Class Q shares at the annual rate of 0.23%.

In the case of Class B shares and Class Q shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares and Class Q shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,355,052 and $1,113, for Class B shares and Class Q shares respectively, at June 30, 2009.

For the six months ended June 30, 2009, the distribution fee was accrued for Class B shares at the annual rate of 1.0%.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares, Class C shares and Class Q shares of $2,495, $7,910, $223 and $11,466, respectively and received $119,560 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the

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Notes to Financial Statements - June 30, 2009 (unaudited) continued

Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended June 30, 2009, advisory fees paid were reduced by $935 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $2,564 for the six months ended June 30, 2009. During the year ended June 30, 2009, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $90,658,962 and $94,397,400, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2009 aggregated $694,805,946 and $726,277,121, respectively.

For the six months ended June 30, 2009, the Fund incurred brokerage commissions of $28,368, with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

From the period June 1, 2009 to June 30, 2009, the Fund incurred brokerage commissions of $528 with Citigroup Inc., an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2009 included in “trustees’ fees and expenses” in the Statement of Operations amounted to $2,921. At June 30, 2009, the Fund had an accrued pension liability of $58,594 which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Global Infrastructure Fund
Notes to Financial Statements - June 30, 2009 (unaudited) continued

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	JUNE 30, 2009		DECEMBER 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,684,914	$8,180,668	1,438,472	$17,729,406
Conversion from Class B	24,541	133,011	308,049	4,292,973
Reinvestment of dividends and distributions	171,552	904,168	9,345,076	49,533,559
Redeemed	(2,696,723)	(13,125,608)	(6,375,034)	(65,583,521)

Net increase (decrease) – Class A	(815,716)	(3,907,761)	4,716,563	5,972,417

CLASS B SHARES
Sold	413,889	1,995,329	402,293	5,705,337
Conversion to Class A	(24,272)	(133,011)	(306,044)	(4,292,973)
Reinvestment of dividends and Distributions	19,511	104,188	1,405,575	7,496,117
Redeemed	(1,193,499)	(5,907,587)	(2,463,637)	(29,395,985)

Net decrease – Class B	(784,371)	(3,941,081)	(961,813)	(20,487,504)

CLASS C SHARES
Sold	599,781	3,050,632	54,552	773,590
Reinvestment of dividends and Distributions	15,720	83,476	554,521	2,932,319
Redeemed	(134,283)	(653,709)	(403,431)	(4,512,400)

Net increase (decrease) – Class C	481,218	2,480,399	(205,642)	(806,491)

CLASS I SHARES
Sold	43,758	219,673	32,138	450,713
Reinvestment of dividends and distributions	3,898	20,465	196,906	1,039,191
Redeemed	(45,505)	(225,202)	(114,158)	(1,352,630)

Net increase – Class I	2,151	14,936	114,886	137,274

CLASS Q SHARES
Reinvestment of dividends and distributions	468,794	2,505,731	30,404,439	163,531,236
Redeemed	(7,183,977)	(35,567,370)	(19,424,352)	(196,089,892)

Net Increase (decrease) – Class Q	(6,715,183)	(33,061,639)	10,980,087	(32,558,656)

Net increase (decrease) in Fund	(7,831,901)	$(38,415,146)	15,055,365	$(47,742,960)

The Fund’s Board of Trustees approved, effective November 3, 2008, changing the Fund’s principal investment strategy to investing, under normal market conditions, at least 80% of the Fund’s assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. In connection with this change, the Board also approved a change to the Fund’s name as well as its benchmarks, and increased the limit on the Fund’s investments in foreign securities. On August 21, 2008, the Fund suspended offering its shares to new investors to allow the portfolio management team to implement these changes. Effective January 2, 2009, the Fund reopened to new investors.

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Notes to Financial Statements - June 30, 2009 (unaudited) continued

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent. For the six months ended June 30, 2009, the Fund did not have an expense offset.
7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At June 30, 2009, the Fund’s cash balance consists principally of interest bearing deposits with State Street Bank and Trust Company, the Fund’s Custodian.
8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital and foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and capital loss deferrals on wash sales.
9. Fair Valuation Measurements
The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the

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Notes to Financial Statements - June 30, 2009 (unaudited) continued

circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

		FAIR VALUE MEASUREMENTS AT JUNE 30, 2009 USING
		UNADJUSTED
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets
Common Stocks
Alternative Power Generation	$2,915,904	$2,915,904	—	—
Building Products	2,113,567	—	$2,113,567	—
Construction	1,960,635	—	1,960,635	—
Construction Materials	1,014,654	—	1,014,654	—
Electric Utilities	110,335,572	35,317,051	75,018,521	—
Energy	24,542,401	24,542,401	—	—
Engineering	756,775	—	756,775	—
Engineering & Construction	30,574,125	9,229,184	21,344,941	—
Environmental Services	1,060,201	—	1,060,201	—
Gas Distributors	25,821,541	11,173,566	14,647,975	—
Industrial Conglomerates	2,024,614	—	2,024,614	—
Investment Managers	534,646	—	534,646	—
Investment Trusts/mutual Funds	5,075,075	691,214	4,383,861	—
Major Telecommunications	24,566,831	641,500	23,925,331	—
Manufacturers	3,731,697	—	3,731,697	—
Marine Shipping	18,777,342	256,058	18,521,284	—
Miscellaneous Commercial Services	4,240,410	—	4,240,410	—
Natural Gas-Pipelines	444,499	444,499	—	—
Oil & Gas Pipelines	16,478,034	16,478,034	—	—

Morgan Stanley Global Infrastructure Fund
Notes to Financial Statements - June 30, 2009 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT JUNE 30, 2009 USING
		UNADJUSTED
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Oil & Gas Production	2,693,290	2,693,290	—	—
Other Transportation	96,336,980	11,818,031	84,518,949	—
Railroads	407,673	—	407,673	—
Shipping	5,780,745	281,639	5,499,106	—
Specialty Telecommunications	725,671	—	725,671	—
Transportation	2,072,035	4,729	2,067,306	—
Utilities	2,608,767	—	2,608,767	—
Warehouse	851,189	—	851,189	—
Water Utilities	2,110,030	1,106,379	1,003,651	—
Wireless Telecommunications	4,407,385	2,156,037	2,251,348	—

Total Common Stocks	394,962,288	119,749,516	275,212,772	—

Preferred Stocks	4,049,110	4,049,110	—	—
Rights	426	—	426	—
Short-Term Investments
Repurchase Agreements	13,251,425	—	13,251,425	—
Investment Company	47,276,776	47,276,776	—	—

Total Short-Term Investments	60,528,201	47,276,776	13,251,425	—

Forward Contracts	456,697		456,697	—

Total Assets	$459,996,722	$171,075,402	$288,921,320	—

Liabilities
Forward Contracts	$(912,919)	—	$(912,919)	—

10. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund’s foreign currency exposure or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as result of the potential inability of the counterparties to meet the terms of their contracts.

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Notes to Financial Statements - June 30, 2009 (unaudited) continued

Summarized below are specific types of derivative financial instruments used by the Fund.

Forward Foreign Currency Contracts  The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

During the six months ended June 30, 2009, the cost of purchases and the proceeds from sales of forward foreign currency contracts were $821,060,824 and $840,166,428, respectively.

The Fund adopted FASB Standard No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”), effective December 1, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2009.

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
PRIMARY RISK EXPOSURE	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE

Foreign Exchange Risk	Unrealized appreciation on open forward foreign currency contracts	$456,697	Unrealized depreciation on open forward foreign currency contracts	$(912,919)

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended June 30, 2009 in accordance with SFAS 161.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FORWARD FOREIGN CURRENCY CONTRACTS

Foreign Exchange Risk	$(562,540)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FORWARD FOREIGN CURRENCY CONTRACTS

Foreign Exchange Risk	$(537,730)

Morgan Stanley Global Infrastructure Fund
Notes to Financial Statements - June 30, 2009 (unaudited) continued

11. Accounting Pronouncements
On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. The Fund has adopted the provisions of FSP 157-4 as of June 30, 2009 and it did not have a material impact on the Fund’s financial statements. The disclosures required by FSP 157-4 are included in Note 9 of the financial statements.

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165 (“SFAS 165”), Subsequent Events, which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. The Fund has adopted the provisions of SFAS No. 165 as of June 30, 2009. Although the adoption of SFAS No. 165 did not materially impact its financial position, results of operations, or changes in net assets, the Fund is now required to provide additional disclosures, which are included in Note 1.

In June 2009, FASB issued SFAS No. 168, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (“SFAS 168”). SFAS 168 will become the source of authoritative U.S. Generally Accepted Accounting Principles recognized by the FASB to be applied by nongovernmental entities. Once in effect, all of the Codification’s content will carry the same level of authority, effectively superseding FASB Statement No. 162. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund does not anticipate that SFAS 168 will have a material impact on its financial statements.

Morgan Stanley Global Infrastructure Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2009		2008	2007	2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.46		$15.79	$14.81	$14.37	$13.32	$11.34

Income (loss) from investment operations:
Net investment income(1)	0.12		0.28	0.26	0.26	0.31	0.29
Net realized and unrealized gain (loss)	(0.08)		(5.68)	2.54	2.54	1.71	1.98

Total income (loss) from investment operations	0.04		(5.40)	2.80	2.80	2.02	2.27

Less dividends and distributions from:
Net investment income	(0.05)		(0.36)	(0.28)	(0.31)	(0.36)	(0.29)
Net realized gain	—		(4.57)	(1.54)	(2.05)	(0.61)	—

Total dividends and distributions	(0.05)		(4.93)	(1.82)	(2.36)	(0.97)	(0.29)

Net asset value, end of period	$5.45		$5.46	$15.79	$14.81	$14.37	$13.32

Total Return(2)	0.84	%(6)	(32.71)%	19.23%	20.22%	15.12%	20.36%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.28	%(4)(7)	1.03%(4)	1.01%(4)	0.91%	1.03%	1.02%
Net investment income	4.84	%(4)(7)	2.07%(4)	1.58%(4)	1.43%	2.14%	2.44%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00%(5)	0.00%(5)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$94,111		$98,711	$211,167	$813,249	$658,909	$12,228
Portfolio turnover rate	181	%(6)	124%	9%	21%	20%	20%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2009		2008	2007	2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.54		$15.90	$14.90	$14.45	$13.38	$11.40

Income (loss) from investment operations:
Net investment income(1)	0.10		0.17	0.14	0.27	0.32	0.30
Net realized and unrealized gain (loss)	(0.08)		(5.71)	2.55	2.55	1.72	1.99

Total income (loss) from investment operations	0.02		(5.54)	2.69	2.82	2.04	2.29

Less dividends and distributions from:
Net investment income	(0.05)		(0.25)	(0.15)	(0.32)	(0.36)	(0.31)
Net realized gain	—		(4.57)	(1.54)	(2.05)	(0.61)	—

Total dividends and distributions	(0.05)		(4.82)	(1.69)	(2.37)	(0.97)	(0.31)

Net asset value, end of period	$5.51		$5.54	$15.90	$14.90	$14.45	$13.38

Total Return(2).	0.47	%(7)	(33.28)%	18.27%	20.28%	15.22%	20.37%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.03	%(4)(8)	1.79%(4)	1.76%(4)	0.83%	0.94%	0.94%(5)
Net investment income	4.09	%(4)(8)	1.31%(4)	0.83%(4)	1.51%	2.23%	2.52%(5)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00%(6)	0.00%(6)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$10,348		$14,745	$57,622	$75,100	$184,065	$890,696
Portfolio turnover rate	181	%(7)	124%	9%	21%	20%	20%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED	RATIO	INCOME RATIO
December 31, 2004	1.24%	2.22%

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2009		2008	2007	2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.51		$15.87	$14.88	$14.43	$13.37	$11.38

Income (loss) from investment operations:
Net investment income(1)	0.11		0.18	0.15	0.15	0.21	0.20
Net realized and unrealized gain (loss)	(0.09)		(5.71)	2.54	2.55	1.72	1.99

Total income (loss) from investment operations	0.02		(5.53)	2.69	2.70	1.93	2.19

Less dividends and distributions from:
Net investment income	(0.05)		(0.26)	(0.16)	(0.20)	(0.26)	(0.20)
Net realized gain	—		(4.57)	(1.54)	(2.05)	(0.61)	—

Total dividends and distributions	(0.05)		(4.83)	(1.70)	(2.25)	(0.87)	(0.20)

Net asset value, end of period	$5.48		$5.51	$15.87	$14.88	$14.43	$13.37

Total Return(2)...	0.47	%(6)	(33.26)%	18.33%	19.36%	14.35%	19.47%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.03	%(4)(7)	1.73%(4)	1.70%(4)	1.65%	1.71%	1.77%
Net investment income	4.09	%(4)(7)	1.37%(4)	0.89%(4)	0.69%	1.46%	1.69%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00%(5)	0.00%(5)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$8,609		$6,002	$14,016	$13,441	$8,745	$8,851
Portfolio turnover rate	181	%(6)	124%	9%	21%	20%	20%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2009		2008	2007	2006	2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.43		$15.75	$14.79	$14.34	$13.30	$11.32

Income (loss) from investment operations:
Net investment income(1)	0.13		0.31	0.30	0.33	0.34	0.32
Net realized and unrealized gain (loss)	(0.08)		(5.68)	2.53	2.51	1.70	1.98

Total income (loss) from investment operations	0.05		(5.37)	2.83	2.84	2.04	2.30

Less dividends and distributions from:
Net investment income	(0.05)		(0.39)	(0.33)	(0.34)	(0.39)	(0.32)
Net realized gain	—		(4.57)	(1.54)	(2.05)	(0.61)	—

Total dividends and distributions	(0.05)		(4.96)	(1.87)	(2.39)	(1.00)	(0.32)

Redemption fees	—		0.01	—	—	—	—

Net asset value, end of period	$5.43		$5.43	$15.75	$14.79	$14.34	$13.30

Total Return(2)	0.84	%(6)	(32.54)%	19.44%	20.63%	15.34%	20.69%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.03	%(4)(7)	0.79%(4)	0.76%(4)	0.66%	0.78%	0.77%
Net investment income	5.09	%(4)(7)	2.31%(4)	1.83%(4)	1.68%	2.39%	2.69%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00%(5)	0.00%(5)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$2,087		$2,076	$4,214	$7,119	$4,059	$3,750
Portfolio turnover rate	181	%(6)	124%	9%	21%	20%	20%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund
Financial Highlights continued

					FOR THE PERIOD
	FOR THE SIX				DECEMBER 11, 2006(5)
	MONTHS ENDED		FOR THE YEAR ENDED DECEMBER 31,		THROUGH
	JUNE 30, 2009		2008	2007	DECEMBER 31, 2006
	(unaudited)

Class Q Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.53		$15.90	$14.91	$14.88

Income (loss) from investment operations:
Net investment income(1)	0.12		0.28	0.26	0.01
Net realized and unrealized gain (loss)	(0.08)		(5.72)	2.56	0.02

Total income (loss) from investment operations	0.04		(5.44)	2.82	0.03

Less dividends and distributions from:
Net investment income	(0.05)		(0.36)	(0.29)	—
Net realized gain	—		(4.57)	(1.54)	—

Total dividends and distributions	(0.05)		(4.93)	(1.83)	—

Net asset value, end of period	$5.52		$5.53	$15.90	$14.91

Total Return(2)	0.83	%(7)	(32.76)%	19.23%	0.20	%(7)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.26	%(4)(8)	1.02%(4)	0.98%(4)	0.77	%(8)
Net investment income	4.86	%(4)(8)	2.08%(4)	1.61%(4)	1.57	%(8)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00%(6)	0.00%(6)	—
Supplemental Data:
Net assets, end of period, in thousands	$285,164		$322,754	$753,274	$150,871
Portfolio turnover rate	181	%(7)	124%	9%	21	%(7)

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Prior to December 11, 2006, all then-existing Class B shares of the Fund (Pre-Conversion Class B) were converted into Class Q shares. The Pre-Conversion Class B shares were subject to the same level of fees and expenses applied to Class B shares.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to individual clients who are current and former advisory clients of certain Morgan Stanley Investment Management’s U.S. investment advisers and to current and former individual investors in certain U.S. mutual funds advised by Morgan Stanley and its affiliates.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives.

This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“other Morgan Stanley companies”), including but not limited to our global financial services affiliates that are part of our integrated securities and investment management business, and our credit services affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

Morgan Stanley Global Infrastructure Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other Morgan Stanley companies and to nonaffiliated third parties.

A. Information we disclose to other Morgan Stanley companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other Morgan Stanley companies. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

B. Information we disclose to third parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf.

Morgan Stanley recognizes that your relationship with your Financial Advisor is important. If your Financial Advisor’s affiliation with Morgan Stanley ends and he/she joins a non-affiliated securities broker-dealer with which Morgan Stanley has entered into an agreement limiting the use of information, Morgan Stanley will permit your Financial Advisor to retain certain of your contact information, limited to your name, address, e-mail address, phone number and account title.

When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client

Morgan Stanley Global Infrastructure Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.	How Can You Limit The Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?
We respect your privacy and offer you choices as to whether we share with other Morgan Stanley companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with other Morgan Stanley companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit The Use Of Certain Types Of Personal Information By Other Morgan Stanley Companies For Marketing?
You may limit other Morgan Stanley companies from marketing their products or services to you based on your personal information that they receive from other Morgan Stanley companies. This information includes your income, assets and account history. Your choice to limit marketing offers from other Morgan Stanley companies will apply until you tell us to change your choice.

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at 800.350.6414 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your

Morgan Stanley Global Infrastructure Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

direction for us not to share this information with other Morgan Stanley companies and for those Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about Morgan Stanley products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Morgan Stanley, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice To Residents Of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information (“opt-in”). If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

(This Page Intentionally Left Blank)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
20 Bank Street, Canary Whart
London, E14 4AD England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Global Infrastructure Fund

Semiannual
Report

June 30, 2009

UTLFSAN
IU09-03600P-Y06/09

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Global Infrastructure Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 20, 2009

3